Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2019
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended December 31,
	2017	2018	2019
Total number of telecommunications service providers	52	88	107
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	2	3	2
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	34%	48%	45%

Credit risk
Concentrations and Risks
Schedule of concentrations and risks

RMB in thousands	December 31, 2018	December 31, 2019
Distribution channel A	63,762	118,860

Mobile games
Concentrations and Risks
Schedule of concentrations and risks

	For the Year Ended December 31,
	2017	2018	2019
Mobile game 1	72%	74%	58%
Mobile game 2	13%	11%	10%